Note 6 - Segment Information (Details Textual)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Number of Operating Segments	1
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers	1	1
Concentration Risk, Percentage	20.00%	22.00%